Net Recognized Gains (Losses) on Equity Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Net realized gains on investments sold	$ 125	$ 83	$ 18
Net unrealized gains on investments still held	4,391	536	146
Total	4,385	(349)	(118)
Equity Securities
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Impairments of investments	(152)	(951)	(229)
Total	$ 4,364	$ (332)	$ (65)